8) Net gains/(losses) on financial assets and liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Net Gainslosses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss Tables Abstract
Net gains/(losses) on financial assets and liabilities at fair value through profit or loss
	R$ thousand
	Year ended December 31
	2020	2019	2018
Fixed income securities	784,649	544,554	(1,360,349)
Derivative financial instruments	(19,188,022)	(1,197,059)	(10,543,169)
Equity securities	(183,030)	(438,412)	226,945
Total	(18,586,403)	(1,090,917)	(11,676,573)